                                      LOGO

                                     SEMI-
                                     ANNUAL
                                     REPORT
                  --------------------------------------------

                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS

Dear Shareholders:

     The Seneca Funds produced excellent returns relative to their respective benchmarks during the first quarter of 1998. We are pleased to begin the year on such a strong note.

     We remain optimistic about both the stock and bond markets. This year's market strength has far surpassed even the most bullish forecasts. Despite continuing Asian financial turmoil and many high profile earnings warnings, the major stock indexes posted double digit gains in the year's first quarter.

     The interest rate outlook remains excellent. We believe that as long as interest rates remain at current levels, price earnings multiples will remain high and the U.S. financial markets will continue to attract investors. We expect the market to trend higher, in a very volatile manner. We will continue to control risk through asset class diversification, and through fundamentally based investment disciplines. We have achieved excellent performance results in the Seneca Funds over the past quarter and fiscal year to date in all of our Funds through employing such disciplines.

     In March, we completed our recent proxy solicitation with positive results. Our shareholders approved the change in control of Seneca Funds. We anticipate that the approved change in control and other related changes will be completed in July, 1998. We will also be changing the name of our Funds to "Phoenix Seneca Funds".

     We welcome your questions and comments. Feel free to contact us at any time at (800) 990-9331.

Sincerely,

Gail P. Seneca
President

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                  SHARES               VALUE
               ------------------                  ------               -----
COMMON STOCKS -- 96.8%
  AUTOMOBILE PARTS & EQUIPMENT -- (3.2%)
    Dana Corporation.............................  22,350            $ 1,300,491
                                                                      ----------
  BROADCASTING -- (2.3%)
    Chancellor Media Corporation Class A (1).....  20,480                939,520
                                                                      ----------
  BUILDING & CONSTRUCTION PRODUCTS -- (2.8%)
    Masco Corporation............................  19,630              1,167,985
                                                                      ----------
  BUSINESS SERVICES -- (3.0%)
    Cendant Corporation (1)......................  31,300              1,240,262
                                                                      ----------
  CHEMICALS -- (2.6%)
    Monsanto Company.............................  20,240              1,052,480
                                                                      ----------
  COMPUTERS -- (1.6%)
    Intel Corporation............................   8,690                678,363
                                                                      ----------
  COMPUTER PROGRAMMING & SERVICES -- (4.0%)
    Automated Data Processing....................  16,740              1,139,366
    Computer Horizons Corporation (1)............  10,420                523,605
                                                                      ----------
                                                                       1,662,971
                                                                      ----------
  COMPUTER SOFTWARE -- (7.8%)
    Documentum, Incorporated (1).................  12,670                685,764
    Microsoft Corporation (1)....................  11,100                993,450
    PeopleSoft, Incorporated (1).................   9,560                503,693
    Oracle Corporation...........................  32,630              1,029,884
                                                                      ----------
                                                                       3,212,791
                                                                      ----------
  CONSUMER NON-DURABLE -- (6.7%)
    Colgate-Palmolive Company....................  13,600              1,178,100
    Gillette Corporation.........................   8,590              1,019,526
    Proctor Gamble Company.......................   6,930                584,719
                                                                      ----------
                                                                       2,782,345
                                                                      ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                  SHARES               VALUE
               ------------------                  ------               -----
COMMON STOCKS (CONTINUED)
  DRUGS & HEALTH CARE -- (8.3%)
    Alza Corporation (1).........................  10,200            $   457,087
    Bristol Myers Company........................  13,010              1,357,106
    Cardinal Health, Incorporated................   4,770                420,654
    McKesson Corporation.........................  20,660              1,193,115
                                                                      ----------
                                                                       3,427,962
                                                                      ----------
  ELECTRICAL EQUIPMENT -- (3.4%)
    General Electric Company.....................  16,420              1,415,199
                                                                      ----------
  FINANCIAL SERVICES -- (8.3%)
    American Express Company.....................  12,770              1,172,446
    BankAmerica Corporation......................  16,290              1,345,961
    Citicorp.....................................   6,240                886,080
                                                                      ----------
                                                                       3,404,487
                                                                      ----------
  FOOD & BEVERAGES -- (8.3%)
    Hershey Foods Corporation....................  19,330              1,384,511
    PepsiCo, Incorporated........................  27,530              1,175,187
    Quaker Oats Company..........................  15,360                879,360
                                                                      ----------
                                                                       3,439,058
                                                                      ----------
  HOME APPLIANCES -- (2.4%)
    Maytag Corporation...........................  20,980              1,003,106
                                                                      ----------
  INSURANCE -- (6.4%)
    St. Paul Companies, Incorporated.............  10,990                979,484
    SunAmerica, Incorporated.....................  11,790                564,446
    Travelers Group, Incorporated................  18,360              1,101,600
                                                                      ----------
                                                                       2,645,530
                                                                      ----------
  MANUFACTURING -- (4.0%)
    Sanmina Corporation (1)......................   6,780                474,176
    Tyco International...........................  21,300              1,163,513
                                                                      ----------
                                                                       1,637,689
                                                                      ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                  SHARES               VALUE
               ------------------                  ------               -----
COMMON STOCKS (CONTINUED)
  OIL & GAS -- (4.4%)
    Royal Dutch Petroleum Company................  18,700            $ 1,062,394
    Williams Companies, Incorporated.............  23,270                744,640
                                                                      ----------
                                                                       1,807,034
                                                                      ----------
  OIL EQUIPMENT & SERVICES -- (3.2%)
    Camco International, Incorporated............   8,540                516,670
    Schlumberger Limited.........................  10,450                791,588
                                                                      ----------
                                                                       1,308,258
                                                                      ----------
  RETAIL TRADE -- (6.1%)
    Abercrombie & Fitch Company (1)..............   1,630                 68,922
    Dayton Hudson Corporation....................  13,840              1,217,920
    TJX Companies, Incorporated..................  27,150              1,228,538
                                                                      ----------
                                                                       2,515,380
                                                                      ----------
  TELECOMMUNICATIONS -- (8.0%)
    AT&T Corporation.............................  12,290                806,531
    Lucent Technologies, Incorporated............   8,590              1,098,446
    WorlCom, Incorporated (1)....................  32,230              1,387,904
                                                                      ----------
                                                                       3,292,881
                                                                      ----------
TOTAL COMMON STOCKS (COST $32,455,661)...........                    $39,933,792
                                                                      ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONCLUDED)
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                                       VALUE
               ------------------                                       -----
SHORT TERM INVESTMENT -- 1.9%
  REPURCHASE AGREEMENT (Cost $793,686)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $793,780 on 04/01/98
      (collateralized by $790,000 par value U.S.
      Treasury Note 5.875% due 10/31/98, with a
      value of $810,470).........................                    $   793,686
                                                                      ----------
TOTAL INVESTMENTS -- (COST $33,249,347*).........             98.7%   40,727,478
OTHER ASSETS LESS LIABILITIES....................              1.3%      531,100
                                                              ----    ----------
NET ASSETS.......................................            100.0%  $41,258,478
                                                              ====    ==========

(1) Non-income producing security.
  * At March 31, 1998, the aggregate cost of investment in securities and short term investments for income tax purposes was $33,249,347. Net unrealized appreciation aggregated $7,478,131, of which $7,672,649, related to appreciated investment securities and $194,518, related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS

                                 MARCH 31, 1998
                                  (UNAUDITED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                  SHARES              VALUE
                ------------------                  ------              -----
COMMON STOCKS -- 95.3%
  ADVERTISING SERVICES -- (4.3%)
    Outdoor Systems, Incorporated (1)............. 16,110            $   564,857
                                                                      ----------
  AMUSEMENT PARKS -- (2.1%)
    Premier Parks, Incorporated (1)...............  4,620                267,960
                                                                      ----------
  APPAREL MANUFACTURER -- (0.2%)
    The Men's Wearhouse, Incorporated(1)..........    660                 23,832
                                                                      ----------
  BROADCASTING -- (5.6%)
    Central European Media Enterprises Limited
      (1).........................................  6,560                191,060
    Chancellor Media Corporation Class A (1)......  6,200                284,425
    Young Broadcasting, Incorporated Class A
      (1).........................................  5,070                253,807
                                                                      ----------
                                                                         729,292
                                                                      ----------
  BUSINESS SERVICES -- (5.6%)
    Culturalaccess Worldwide, Incorporated (1)....  8,420                133,668
    Paychex, Incorporated.........................  5,670                327,088
    Staff Leasing, Incorporated (1)...............  9,660                268,065
                                                                      ----------
                                                                         728,821
                                                                      ----------
  COMPUTER PROGRAMMING & SERVICES -- (15.1%)
    America Online, Incorporated (1)..............  5,640                385,282
    Computer Horizon Corporation (1)..............  8,480                426,120
    Dataworks Corporation (1).....................  3,070                 80,971
    HBO & Company.................................  4,420                266,857
    Keane, Incorporated (1).......................  6,080                343,520
    Saville Systems Ireland plc ADR (1)...........  8,710                456,017
                                                                      ----------
                                                                       1,958,767
                                                                      ----------
  COMPUTER SOFTWARE -- (13.7%)
    CBT Group plc ADR (1).........................  7,140                369,495
    Compuware Corporation (1).....................  7,750                382,656
    Documentum, Incorporated (1)..................  8,010                433,541
    Genesys Telecommunications Laboratories,
      Incorporated (1)............................  3,780                143,640
    PeopleSoft, Incorporated (1)..................  8,570                451,532
                                                                      ----------
                                                                       1,780,864
                                                                      ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS

                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                  SHARES              VALUE
                ------------------                  ------              -----
COMMON STOCKS (CONTINUED)
  CONSUMER NON-DURABLE -- (2.8%)
    Fort James Corporation (1)....................   8,020           $   367,416
                                                                      ----------
  DRUGS & HEALTH CARE -- (10.5%)
    Alza Corporation (1)..........................   5,790               259,464
    Barr Laboratories, Incorporated (1)...........   8,020               323,807
    Ocular Sciences, Incorporated (1).............  10,870               346,481
    McKesson Corporation..........................   7,440               429,660
                                                                      ----------
                                                                       1,359,412
                                                                      ----------
  ELECTRONICS -- (3.2%)
    Flextronics International Limited (1).........   9,690               418,487
                                                                      ----------
  FINANCIAL SERVICES -- (4.3%)
    Comerica, Incorporated........................   3,650               386,216
    Waddell And Reed Financial, Incoporated Class
      A(1)........................................   6,880               178,880
                                                                      ----------
                                                                         565,096
                                                                      ----------
  HOUSEHOLD PRODUCTS -- (1.9%)
    Windmere Durable Holdings, Incorporated.......   9,660               251,160
                                                                      ----------
  INSURANCE -- (2.5%)
    SunAmerica, Incorporated......................   6,735               322,438
                                                                      ----------
  MEDICAL PRODUCTS -- (2.9%)
    Sofamor Denek Group, Incorporated (1).........   4,370               372,543
                                                                      ----------
  OFFICE FURNISHINGS -- (5.8%)
    Knoll, Incorporated (1).......................   7,380               284,591
    Miller Herman, Incoporated....................  13,980               468,769
                                                                      ----------
                                                                         753,360
                                                                      ----------
  OIL EQUIPMENT & SERVICES -- (2.2%)
    Camco International, Incorporated.............   4,670               282,535
                                                                      ----------
  PERIODICALS -- (0.9%)
    Petersen Companies, Incoporated (1)...........   4,580               114,533
                                                                      ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS

                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                  SHARES              VALUE
                ------------------                  ------              -----
COMMON STOCKS (CONTINUED)
  RETAIL TRADE -- (11.1%)
    Dollar Tree Store, Incorporated (1)...........   6,200           $   329,375
    Dominick's Supermarkets, Incorporated (1).....   5,620               255,710
    K Mart Corporation (1)........................  25,980               433,541
    TJX Companies, Incorporated...................   9,240               418,110
                                                                      ----------
                                                                       1,436,736
                                                                      ----------
  TELECOMMUNICATIONS -- (0.6%)
    Tellabs, Incorporated (1).....................   1,110                74,509
                                                                      ----------
TOTAL COMMON STOCKS (COST $9,479,298).............                    12,372,618
                                                                      ----------
SHORT TERM INVESTMENT -- 6.7%
  REPURCHASE AGREEMENT(Cost $874,966)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $875,069 on 04/01/98
      (collateralized by $890,00 par value U.S.
      Treasury Note 5.875% due 08/15/98, with a
      value of $897,468)..........................                       874,966
                                                                      ----------
TOTAL INVESTMENTS -- (COST $10,354,264*)..........           102.0%   13,247,584
OTHER ASSETS LESS LIABILITIES.....................            (2.0)%    (267,076)
                                                              ----    ----------
NET ASSETS........................................           100.0%  $12,980,508
                                                              ====    ==========

(1) Non-income producing security.
  * At March 31, 1998 the aggregate cost of investment in securities and short term investments for income tax purposes was $10,354,264. Net unrealized appreciation aggregated $2,893,320, of which $2,961,803, related to appreciated investment securities and $68,483, related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

       NAME OF ISSUER          INTEREST    MATURITY    PRINCIPAL
     AND TITLE OF ISSUE          RATE        DATE       AMOUNT             VALUE
     ------------------        --------    --------    ---------           -----
CORPORATE BONDS -- 87.7%
  AIRLINES -- (5.0%)
    Alaska Airlines,
      Incorporated (2).......    9.500%   04/12/2010   $117,982          $  135,031
    Delta Air Lines,
      Incorporated...........   10.060%   01/02/2016     65,000              81,477
    United Airlines,
      Incorporated (2).......   10.110%   02/19/2006     22,682              25,554
    United Airlines,
      Incorporated (2).......    9.760%   05/27/2006     89,703             101,729
    United Airlines,
      Incorporated (2).......    9.020%   04/19/2012     92,508             106,186
                                                                         ----------
                                                                            449,977
                                                                         ----------
  ASSET BACKED -- (2.2%)
    General Electric Capital
      Mortgage Services,
      Incorporated, Series
      1994-21, Class B1
      (2)....................    6.500%   08/25/2009     33,180              32,877
    Olympic Automobile
      Receivable Trust,
      Series 1996-B..........    6.900%   02/15/2004    120,000             121,582
    Standard Credit Card
      Master Trust I, Series
      1993-2, Class A........    5.950%   10/07/2004     40,000              39,712
                                                                         ----------
                                                                            194,171
                                                                         ----------
  BROADCASTING -- (9.3%)
    Chancellor Broadcasting
      Corporation............    9.375%   10/01/2004     75,000              79,687
    Chancellor Broadcasting
      Corporation............    8.750%   06/15/2007    100,000             105,000
    Commodore Media,
      Incorporated...........    7.500%   05/01/2003    150,000             168,750
    Jacor, Incorporated......   10.125%   06/15/2006    100,000             110,625
    SFX Broadcasting,
      Incorporated...........   10.750%   05/15/2006     85,000              94,350

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

       NAME OF ISSUER          INTEREST    MATURITY    PRINCIPAL
     AND TITLE OF ISSUE          RATE        DATE       AMOUNT             VALUE
     ------------------        --------    --------    ---------           -----
CORPORATE BONDS (CONTINUED)
  BROADCASTING (CONTINUED)
    Sullivan Broadcasting,
      Incorporated, Senior
      Notes..................   10.250%   12/15/2005   $ 50,000          $   54,563
    Turner Broadcasting
      Systems,
      Incorporated...........    8.400%   02/01/2024    200,000             212,279
                                                                         ----------
                                                                            825,254
                                                                         ----------
  COMMUNICATION SERVICES -- (0.8%)
    Orion Network Systems,
      Incorporated, Senior
      Notes..................    0.000%   01/15/2007     90,000              70,650
                                                                         ----------
  DRUGS & HEALTH CARE -- (3.1%)
    Abbey Healthcare Group...    9.500%   11/01/2002    175,000             176,750
    Duane Reed, Incorporated,
      Senior Notes...........    9.250%   02/15/2008    100,000             102,500
                                                                         ----------
                                                                            279,250
                                                                         ----------
  DEFENSE -- (1.2%)
    Tracor, Incorporated.....    8.500%   03/01/2007    100,000             103,750
                                                                         ----------
  ENERGY -- (9.1%)
    El Paso Tenneco..........    9.140%   12/31/2001    300,000             320,700
    SFP Pipeline Holdings....   11.160%   08/15/2010    275,000             489,789
                                                                         ----------
                                                                            810,489
                                                                         ----------
  FINANCE & BANKING -- (19.1%)
    BankAmerica..............    8.070%   12/31/2026    400,000             420,310
    Countrywide Capital,
      Incorporated...........    8.000%   12/15/2026    200,000             204,289
    Countrywide Funding......    5.800%   04/22/1999     30,000              29,920
    Dollar Financial Group...   10.875%   11/15/2006     75,000              82,125
    Donaldson Lufkin &
      Jenrette...............    6.875%   11/01/2005     50,000              51,091
    First Republic Bancorp...    7.750%   09/15/2012    100,000             102,889
    Lehman ABS Corporation
      (2)....................    8.145%   11/02/2007     79,940              78,741
    Lehman Brothers
      Holdings...............    8.800%   03/01/2015     80,000              94,048

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

       NAME OF ISSUER          INTEREST    MATURITY    PRINCIPAL
     AND TITLE OF ISSUE          RATE        DATE       AMOUNT             VALUE
     ------------------        --------    --------    ---------           -----
CORPORATE BONDS (CONTINUED)
  FINANCE & BANKING (CONTINUED)
    SB Treasury Company, LLC,
      Series 144A............    9.400%   12/29/2049   $200,000          $  207,910
    Socgen Real Estate.......    7.640%   12/29/2049    150,000             149,003
    Wells Fargo Capital A....    8.125%   12/01/2026    100,000             105,443
    Wells Fargo Capital B....    7.950%   12/01/2026    125,000             128,983
    Williams Scotsman,
      Incorporated...........    9.875%   06/01/2007     50,000              52,250
                                                                         ----------
                                                                          1,707,002
                                                                         ----------
  GROCERY STORES -- (1.2%)
    Smith's Food & Drug
      Centers,
      Incorporated...........    8.640%   07/02/2012    100,000             108,250
                                                                         ----------
  HOSPITALS -- (2.4%)
    Universal Health
      Services, Incorporated,
      Senior Notes...........    8.750%   08/15/2005    200,000             212,500
                                                                         ----------
  HOTELS -- (5.7%)
    Bally Park Place
      Funding................    9.250%   03/15/2004    100,000             107,000
    HMH Properties...........    8.875%   07/15/2007    150,000             158,250
    John Q. Hammons Hotels...    8.875%   02/15/2004    130,000             133,250
    John Q. Hammons Hotels...    9.750%   10/01/2005    100,000             106,500
                                                                         ----------
                                                                            505,000
                                                                         ----------
  INSURANCE -- (2.9%)
    Terra Nova Holdings......    7.200%   08/15/2007    250,000             259,621
                                                                         ----------
  MANAGEMENT SERVICES -- (1.8%)
    Blount, Incorporated.....    9.000%   06/15/2003    150,000             156,375
                                                                         ----------
  MANUFACTURING -- (0.2%)
    Hawk Corporation.........   10.250%   12/01/2003     15,000              16,350
                                                                         ----------
  MULTIMEDIA -- (0.9%)
    Time Warner,
      Incorporated...........    9.125%   01/15/2013     65,000              77,342
                                                                         ----------
  NEWSPAPER -- (0.9%)
    Garden State
      Newspapers.............    8.750%   10/01/2009     75,000              77,625
                                                                         ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

       NAME OF ISSUER          INTEREST    MATURITY    PRINCIPAL
     AND TITLE OF ISSUE          RATE        DATE       AMOUNT             VALUE
     ------------------        --------    --------    ---------           -----
CORPORATE BONDS (CONTINUED)
OFFICE SUPPLIES -- (0.9%)
    Corporate Express,
      Incorporated...........    9.125%   03/15/2004   $ 75,000          $   76,687
                                                                         ----------
  OIL -- (5.9%)
    Falcon Holding Group
      L.P. ..................   11.000%   09/15/2003    211,000             227,880
    Noble Drilling
      Corporation............    9.125%   07/01/2006     90,000             100,639
    Trico Marine Services....    8.500%   08/01/2005    200,000             202,000
                                                                         ----------
                                                                            530,519
                                                                         ----------
  PAPERBOARD & PACKAGING PRODUCTS -- (0.5%)
    Container Corporation of
      America, Guaranteed
      Senior Notes, Series
      A......................  11.2500%   05/01/2004     40,000              43,600
                                                                         ----------
  REAL ESTATE -- (9.9%)
    ERP Operating Limited
      Partnership............    7.570%   08/15/2026    170,000             182,738
    Evans Withycombe
      Residential Properties
      Trust..................    7.500%   04/15/2004    100,000             104,307
    Property Trust America...    6.875%   02/15/2008      5,000               5,036
    Security Capital Pacific
      Trust..................    7.375%   10/15/2006    100,000             103,086
    Security Capital Pacific
      Trust..................    7.900%   02/15/2016    200,000             213,480
    Washington REIT..........    7.125%   08/13/2003    110,000             112,775
    Weingarten Realty........    6.880%   06/25/2027    150,000             159,886
                                                                         ----------
                                                                            881,308
                                                                         ----------
  RECREATIONAL ACTIVITIES -- (1.1%)
    Royal Caribbean Cruises
      Limited................    7.500%   10/15/2027    100,000             102,406
                                                                         ----------
  RESTAURANTS -- (0.6%)
    Foodmaker, Incorporated,
      Senior Notes, Series
      B......................    9.750%   11/01/2003     50,000              53,375
                                                                         ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

       NAME OF ISSUER          INTEREST    MATURITY    PRINCIPAL
     AND TITLE OF ISSUE          RATE        DATE       AMOUNT             VALUE
     ------------------        --------    --------    ---------           -----
CORPORATE BONDS (CONTINUED)
THEATERS -- (3.0%)
    AMC Entertainment
      Incorporated...........    9.500%   03/15/2009   $100,000          $  105,500
    Plitt Theaters,
      Incorporated...........   10.875%   06/15/2004    150,000             163,875
                                                                         ----------
                                                                            269,375
                                                                         ----------
  TOTAL CORPORATE BONDS (COST $7,367,659).......................          7,810,876
                                                                         ----------
U.S. GOVERNMENT AGENCIES -- 5.7%
  COLLATERALIZED MORTGAGE OBLIGATIONS -- (5.5%)
    Federal Home Loan
      Mortgage Corporation,
      REMIC, Series 151,
      Class E (2)............    9.000%   09/15/2020     14,455              14,520
    Federal Home Loan
      Mortgage Corporation,
      REMIC, Series 1032,
      Class E (2)............    8.750%   12/15/2020     26,140              26,864
    Federal Home Loan
      Mortgage Corporation,
      REMIC, Series 1142,
      Class H................    7.950%   12/15/2020    300,000             304,918
    Federal National Mortgage
      Association, REMIC,
      Series 1989-80, Class E
      (2)....................    9.000%   09/25/2018     52,630              53,435
    Federal National Mortgage
      Association, REMIC,
      Series 1990-4, Class G
      (2)....................    8.750%   05/25/2017     63,356              64,956
    Federal National Mortgage
      Association, REMIC,
      Series 1993-179, Class
      S, I.O. ...............    3.031%   10/25/2023    607,757              27,161
                                                                         ----------
                                                                            491,854
                                                                         ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONCLUDED)
                                  (UNAUDITED)

       NAME OF ISSUER          INTEREST    MATURITY    PRINCIPAL
     AND TITLE OF ISSUE          RATE        DATE       AMOUNT             VALUE
     ------------------        --------    --------    ---------           -----
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED PASS-THROUGH SECURITY -- (0.2%)
    Government National
      Mortgage Association,
      Pool #408215 (2).......    7.000%   02/15/2026    $ 21,269          $   21,502
                                                                          ----------
    TOTAL U.S. GOVERNMENT AGENCIES (COST $521,743)..............             513,356
                                                                          ----------
FOREIGN BONDS -- 0.2% (COST $19,940)
    Republic of Brazil (2)...    6.875%   01/01/2001      21,000              20,554
                                                                          ----------
                                                        SHARES
PREFERRED STOCK -- 5.2% (COST $431,250)
    Equity Office Properties Trust, Pfd Series
      144A...........................................      2,000              97,000
    Microsoft Corporation, Pfd Series A..............      4,000             370,000
                                                                          ----------
                                                                             467,000
                                                                          ----------
WARRANTS -- 0.0% (COST $0)
    MVE, Incorporated................................         30                   0
                                                                          ----------
TOTAL INVESTMENTS IN SECURITIES (COST $8,340,592)................          8,811,786
                                                                          ----------
SHORT TERM INVESTMENT -- 0.0%
  REPURCHASE AGREEMENT (Cost $4,198)
    State Street Bank and Trust Company, 4.25%, to be
      repurchased at $4,199 on 04/01/98
      (collateralized by $5,000 par value U.S.
      Treasury Note 6.25% due 07/31/98, with a value
      of $5,064).....................................                          4,198
                                                                          ----------
TOTAL INVESTMENTS -- (COST $8,344,790*).........................    98.9%  8,815,984
OTHER ASSETS LESS LIABILITIES...................................     1.1%    102,503
                                                                   -----  ----------
NET ASSETS......................................................   100.0% $8,918,487
                                                                   =====  ==========

(2) Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
  * At March 31, 1998, the aggregate cost of investment in securities and short term investments for income tax purposes was $8,344,790. Net unrealized appreciation aggregated $471,194, of which $485,227, related to appreciated investment securities and $14,033, related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES              VALUE
               ------------------                 ------              -----
COMMON STOCKS -- 98.3%
  REAL ESTATE DEVELOPMENT -- (2.9%)
    Catellus Development Corporation (1)........  46,400           $   861,300
                                                                   -----------
  REAL ESTATE INVESTMENT TRUSTS -- (95.4%)
    American Property Corporation...............  27,900               673,087
    American General Hospitality Corporation....  26,400               730,950
    Apartment Investment and Management Company
      Class A...................................  14,970               576,345
    Arden Realty Group, Incorporated............  19,000               541,500
    Avalon Properties, Incorporated.............  20,500               594,500
    Bedford Property Investors, Incorporated....  37,100               716,494
    Berkshire Realty Company, Incorporated......  43,500               522,000
    Boston Properties, Incorporated.............  23,000               809,312
    Burnham Pacific Properties..................  17,000               248,625
    Capital Trust Class A.......................  40,000               390,000
    Chateau Communities, Incorporated...........  15,000               446,250
    Cornerstone Properties, Incorporated........  33,900               616,556
    Crescent Real Estate Equities Company.......  16,000               576,000
    Developers Diversified Realty Corporation...  15,200               621,300
    Entertainment Properties Trust..............   5,000                98,125
    Equity Office Properties Trust..............  35,100             1,074,937
    Equity Residential Properties Trust.........  31,200             1,567,800
    Essex Property Trust, Incorporated..........  22,000               754,875
    Felcor Suite Hotels, Incorporated...........  22,275               825,567
    First Industrial Realty Trust,
      Incorporated..............................  24,500               882,000
    Irvine Apartment Communities,
      Incorporated..............................  13,436               423,234
    Liberty Property Trust......................  15,550               417,906
    Mack Cali Realty Corporation................  37,800             1,476,562
    Manufactured Home Communities...............  27,700               716,738
    Merry Land & Investment Trust Company,
      Incorporated..............................  10,300               230,463
    Northstar Capital Investment Corporation....  35,000               743,750
    Pacific Gulf Properties, Incorporated.......  37,050               849,834
    Patriot American Hospitality,
      Incorporated..............................  54,539             1,472,553
    Prentiss Properties Trust...................  30,400               794,200

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998
                                  (CONCLUDED)
                                  (UNAUDITED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES              VALUE
               ------------------                 ------              -----
COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
    Security Capital Atlantic, Incorporated.....  38,525           $   809,025
    Security Capital Pacific Trust..............  21,471               516,646
    Simon Debartolo Group, Incorporated.........  20,415               699,214
    Sovran Self Storage, Incorporated...........   9,000               267,188
    Speiker Properties, Incorporated............  22,000               907,500
    Starwood Lodging Trust......................  10,000               534,375
    Sunstone Hotel Investors, Incorporated......  67,500             1,080,000
    The Macerich Company........................  26,500               788,375
    TriNet Corporate Realty Trust,
      Incorporated..............................  25,500               976,969
    Urban Shopping Centers, Incorporated........  32,500             1,072,500
                                                                    ----------
                                                                    28,043,255
                                                                    ----------

TOTAL COMMON STOCKS (Cost $26,083,143)..........                    28,904,555
                                                                    ----------
PREFERRED STOCKS -- 0.9% (Cost $250,000)
    Glenborough Realty Trust, Pfd Series A......  10,000               261,250
                                                                    ----------
    TOTAL INVESTMENTS IN SECURITIES (COST
      $26,333,143)..............................                    29,165,805
                                                                    ----------
SHORT TERM INVESTMENT -- 1.4%
  REPURCHASE AGREEMENT (Cost $415,037)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $415,086 on 04/01/98
      (collateralized by $415,000 par value U.S.
      Treasury Note 5.875% due 10/31/98, with a
      value of $425,753)........................                       415,037
                                                                    ----------
TOTAL INVESTMENTS -- (COST $26,748,180*)........           100.6%   29,580,842
OTHER ASSETS LESS LIABILITIES...................           (0.6)%     (167,054)
                                                           -----   -----------
NET ASSETS......................................           100.0%  $29,413,788
                                                           =====   ===========

(1) Non-income producing security.
  * At March 31, 1998, the aggregate cost of investment in securities and short term investments for income tax purposes was $26,748,180. Net unrealized appreciation aggregated $2,832,662, of which $3,046,434, related to appreciated investment securities and $213,772, related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                            MID-CAP                   REAL ESTATE
                                              GROWTH       "EDGE"(SM)       BOND      SECURITIES
                                               FUND           FUND          FUND         FUND
                                              ------       ----------       ----      -----------
ASSETS
 Investments in securities, at value (Note
   2).....................................  $39,933,792   $12,372,618    $8,811,786   $29,165,805
 Short Term Investments...................      793,686       874,966         4,198       415,037
 Cash.....................................           --            --         1,718            --
 Dividends and interest receivable........       25,383         3,380       154,670       171,631
 Receivable for securities sold...........      583,429       125,424            --            --
 Receivable for Fund shares sold..........           --        37,027            --         1,000
 Deferred organization costs (Note 5) ....       28,544        28,679        28,544        28,544
 Other assets.............................        9,263         6,265         3,796         5,897
                                            -----------   -----------    ----------   -----------
   TOTAL ASSETS...........................   41,374,097    13,448,359     9,004,712    29,787,914
                                            -----------   -----------    ----------   -----------
LIABILITIES
 Due to Investment Manager (Note 3).......       12,120         2,309            20         1,231
 Due to Custodian.........................          195            15         2,857           105
 Payable for securities purchased.........           --       414,659            --        72,620
 Payable for Fund shares redeemed.........        2,413            --            --            --
 Trustees fees payable (Note 3)...........        3,999         3,999         3,086         3,999
 Distribution fees payable (Note 3).......        6,217         3,123            --         3,616
 Dividends payable........................           --            --        49,111       212,515
 Other accrued expenses...................       90,675        43,746        31,151        80,040
                                            -----------   -----------    ----------   -----------
   TOTAL LIABILITIES......................      115,619       467,851        86,225       374,126
                                            -----------   -----------    ----------   -----------
   NET ASSETS.............................  $41,258,478   $12,980,508    $8,918,487   $29,413,788
                                            ===========   ===========    ==========   ===========
NET ASSETS
 Capital paid-in..........................  $30,198,286   $10,083,682    $8,386,860   $26,553,158
 Undistributed net investment (loss)......      (11,453)     (103,121)       (2,720)      (30,882)
 Accumulated net realized gain on
   investments............................    3,593,514       106,627        63,199        58,850
 Net unrealized appreciation of
   investments............................    7,478,131     2,893,320       471,148     2,832,662
                                            -----------   -----------    ----------   -----------
   NET ASSETS.............................  $41,258,478   $12,980,508    $8,918,487   $29,413,788
                                            ===========   ===========    ==========   ===========
 INVESTMENTS IN SECURITIES, AT COST.......  $33,249,347   $10,534,264    $8,344,790   $26,748,180
 INSTITUTIONAL SHARES:
   Net assets.............................  $37,425,876   $ 9,866,505    $8,918,487   $26,850,022
   Total shares outstanding...............    2,107,956       594,357       835,405     1,965,342
 Net asset value, offering and redemption
   price per Institutional share..........  $     17.75   $     16.60    $    10.68   $     13.66
                                            ===========   ===========    ==========   ===========
 ADMINISTRATIVE SHARES:
   Net assets.............................  $ 3,832,602   $ 3,114,003    $       --   $ 2,563,766
   Total shares outstanding...............      218,197       188,037            --       188,445
 Net asset value, offering and redemption
   price per Administrative share.........  $     17.56   $     16.56    $       --   $     13.60
                                            ===========   ===========    ==========   ===========

                       See notes to financial statements.

                                  SENECA FUNDS
                            STATEMENTS OF OPERATIONS
                FOR THE SEMI-ANNUAL PERIOD ENDED MARCH 31, 1998
                                  (UNAUDITED)

                                                  MID-CAP                 REAL ESTATE
                                     GROWTH      "EDGE"(SM)      BOND     SECURITIES
                                      FUND          FUND         FUND        FUND
                                     ------      ----------      ----     -----------
INVESTMENT INCOME
  Dividends (a)..................  $  220,526    $   16,999    $  4,392   $   589,172
  Interest.......................      27,214         9,871     349,133        12,499
                                   ----------    ----------    --------   -----------
    TOTAL INCOME.................     247,740        26,870     353,525       601,671
                                   ----------    ----------    --------   -----------
EXPENSES
  Management fee (Note 3)........     139,362        46,609      22,826       128,288
  Administrative fee (Note 3)....      25,244        25,171      22,283        25,173
  Transfer agent fees............      18,394        16,997       7,125        17,113
  Custodian fees.................      30,499        24,584      21,515        24,558
  Distribution fees (Note 3).....       6,242         3,170          --         3,634
  Registration and filing fees...      10,105         5,937       4,216         9,299
  Audit fees.....................       3,498         2,481       3,496         2,718
  Legal fees.....................       3,005         1,644       3,006         1,646
  Trustees fees..................       5,871         5,871       4,958         5,871
  Amortization of organization
    expenses (Note 5)............       5,315         5,315       5,315         5,315
  Other..........................       3,604         1,081       1,171         2,757
                                   ----------    ----------    --------   -----------
  Expenses before waiver and
    reimbursement................     251,139       138,860      95,911       226,372
  Fees waived and expenses
    reimbursed by Investment
    Manager (Note 3).............          --        (8,869)    (11,476)           --
                                   ----------    ----------    --------   -----------
    TOTAL EXPENSES...............     251,139       129,991      84,435       226,372
                                   ----------    ----------    --------   -----------
    NET INVESTMENT
      INCOME(LOSS)...............      (3,399)     (103,121)    269,090       375,299
                                   ----------    ----------    --------   -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
  Net realized gain on
    investments..................   4,323,778       259,551      64,148       131,140
  Change in net unrealized
    appreciation of
    investments..................   1,852,669     1,505,929     232,210    (1,053,961)
                                   ----------    ----------    --------   -----------
    NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS........   6,176,447     1,765,480     296,358      (922,821)
                                   ----------    ----------    --------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......  $6,173,048    $1,662,359    $565,448   $  (547,522)
                                   ==========    ==========    ========   ===========
(a) Net of foreign withholding
    taxes of: ...................  $    1,690    $       --    $     --   $        22
                                   ==========    ==========    ========   ===========

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                       MID-CAP
                                       GROWTH FUND                 "EDGE"(SM) FUND
                                       -----------                 ---------------
                                 PERIOD          YEAR           YEAR           YEAR
                                  ENDED          ENDED          ENDED          ENDED
                                MARCH 31,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,
                                  1998           1997           1998           1997
                               -----------   -------------   -----------   -------------
INCREASE IN NET ASSETS
  From operations:
    Net investment
      income(loss)...........  $    (3,399)   $    57,732    $  (103,121)   $  (122,306)
    Net realized gain on
      investments............    4,323,778      2,408,148        259,551      1,355,512
    Change in net unrealized
      appreciation of
      investments............    1,852,669      5,006,042      1,505,929        369,616
                               -----------    -----------    -----------    -----------
    Net increase in net
      assets resulting from
      operations.............    6,173,048      7,471,922      1,662,359      1,602,822
  Dividends and Distributions
    to shareholder from
    Net investment income:
      Administrative
        Shares...............           --             (3)            --             (7)
      Institutional Shares...      (36,288)       (99,739)            --        (22,426)
    Net realized gains:
      Administrative
        Shares...............     (455,512)       (19,063)      (289,481)       (12,053)
      Institutional Shares...   (2,631,451)      (997,531)    (1,091,863)       (89,792)
                               -----------    -----------    -----------    -----------
  Total Dividends and
    Distributions............   (3,123,251)    (1,116,336)    (1,381,344)      (124,278)
  Net increase (decrease)
    from Fund share
    transactions (Note 6)....   (1,897,634)    20,364,803        889,794      1,548,006
                               -----------    -----------    -----------    -----------
      TOTAL INCREASE.........    1,152,163     26,720,389      1,170,809      3,026,550
  Net Assets
    Beginning of period......   40,106,315     13,385,926     11,809,699      8,783,149
                               -----------    -----------    -----------    -----------
    End of period (a)........  $41,258,478    $40,106,315    $12,980,508    $11,809,699
                               ===========    ===========    ===========    ===========
  (a) Including undistributed
      net investment income
      (loss).................  $   (11,453)   $    28,234    $  (103,121)   $        --

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                     REAL ESTATE
                                        BOND FUND                  SECURITIES FUND
                                        ---------                  ---------------
                                   YEAR          YEAR           YEAR           YEAR
                                  ENDED          ENDED          ENDED          ENDED
                                MARCH 31,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,
                                   1998          1997           1998           1997
                                ----------   -------------   -----------   -------------
INCREASE IN NET ASSETS
  From operations:
    Net investment income.....  $  269,090    $  429,374     $   375,299    $   440,450
    Net realized gain(loss) on
      investments.............      64,148       111,291         131,140      1,229,877
    Change in net unrealized
      appreciation of
      investments.............     232,210       189,346      (1,053,961)     3,822,456
                                ----------    ----------     -----------    -----------
    Net increase in net assets
      resulting from
      operations..............     565,448       730,011        (547,522)     5,492,783
  Dividends and Distributions
    to shareholder from
    Net investment income:
      Administrative Shares...          --        (2,145)        (30,940)       (29,699)
      Institutional Shares....    (276,263)     (462,401)       (398,648)      (425,038)
    Net realized gains:
      Administrative Shares...          --          (672)       (128,896)          (194)
      Institutional Shares....    (110,456)      (13,922)     (1,166,178)        (4,331)
                                ----------    ----------     -----------    -----------
  Total Dividends and
    Distributions.............    (386,719)     (479,140)     (1,724,662)      (459,262)
  Net increase (decrease) from
    Fund share transactions
    (Note 6)..................    (182,403)    4,548,696         317,525     25,039,363
                                ----------    ----------     -----------    -----------
      TOTAL INCREASE
        (DECREASE)............      (3,674)    4,799,567      (1,954,659)    30,072,884
  Net Assets
    Beginning of period.......   8,922,161     4,122,594      31,368,447      1,295,563
                                ----------    ----------     -----------    -----------
    End of period (a).........  $8,918,487    $8,922,161     $29,413,788    $31,368,447
                                ==========    ==========     ===========    ===========
  (a) Including undistributed
      net investment income
      (loss)..................  $   (2,720)   $    4,453     $   (30,882)   $    23,407

                       See notes to financial statements.

                      SENECA FUNDS -- INSTITUTIONAL SHARES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

                                                                               MID-CAP
                                               GROWTH FUND                 "EDGE"(SM) FUND
                                       ----------------------------   --------------------------
                                         PERIOD           YEAR          PERIOD         YEAR
                                          ENDED           ENDED         ENDED          ENDED
                                        MARCH 31,     SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                          1998            1997           1998          1997
                                       -----------    -------------   ----------   -------------
NET ASSET VALUE AT BEGINNING OF
 PERIOD..............................  $     16.43     $     13.74    $   16.47          14.97
                                       -----------     -----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income(Loss)(1)......           --            0.03        (0.13)         (0.17)
 Net Realized and Unrealized Gain on
   Investments.......................         2.57            3.50         2.11           1.84
                                       -----------     -----------    ----------    ----------
 TOTAL FROM INVESTMENT OPERATIONS....         2.57            3.53         1.98           1.67
                                       -----------     -----------    ----------    ----------
Distributions to Shareholders from
 Net Investment Income...............        (0.02)          (0.07)          --          (0.07)
 Net Realized Gains..................        (1.23)          (0.77)       (1.85)         (0.10)
                                       -----------     -----------    ----------    ----------
 Total Distribution..................        (1.25)          (0.84)       (1.85)         (0.17)
                                       -----------     -----------    ----------    ----------
NET ASSET VALUE AT END OF PERIOD.....  $     17.75     $     16.43    $   16.60          16.47
                                       ===========     ===========    ==========    ==========
TOTAL RETURN(2)......................        16.98%          27.27%       15.06%         11.39%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.........  $37,425,876     $34,092,888    $8,914,795    $9,390,224
 Ratio of Operating Expenses to
   Average Net Assets................         1.19%(3)         1.52%       2.10%(3)        1.74%
 Ratio of Operating Expenses to
   Average Net Assets(4).............         1.19%(3)         1.52%       2.24%(3)        2.77%
 Ratio of Net Investment Income(Loss)
   to Average Net Assets.............         0.06%(3)         0.31%      (1.64)%(3)       (0.97)%
 Portfolio Turnover Rate.............        99.63%         145.69%      118.37%        283.60%
 Average Commission Rate(5)..........  $    0.0597     $    0.0595    $  0.0597         0.0580

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1) Net investment income(loss) is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the period ended March 31, 1998 and the period ended September 30, 1997, respectively: $0.00 and $0.03 for the Growth Fund; $(0.14) and $(0.33) for the Mid-Cap "Edge"(SM) Fund.

(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.

(3) Annualized.

(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.

(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                      SENECA FUNDS -- INSTITUTIONAL SHARES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

                                                                             REAL ESTATE
                                                BOND FUND                  SECURITIES FUND
                                       ---------------------------   ---------------------------
                                         PERIOD          YEAR          PERIOD          YEAR
                                         ENDED           ENDED          ENDED          ENDED
                                       MARCH 31,     SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,
                                          1998           1997           1998           1997
                                       ----------    -------------   -----------   -------------
NET ASSET VALUE AT
 BEGINNING OF PERIOD.................  $   10.47      $    10.09     $     14.71    $     11.10
                                       ----------     ----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (1)...........       0.32            0.62            0.18           0.13
 Net Realized and Unrealized Gain on
   Investments.......................       0.33            0.47           (0.43)          3.77
                                       ----------     ----------     -----------    -----------
 TOTAL FROM INVESTMENT OPERATIONS....       0.65            1.09           (0.25)          3.90
Distributions to Shareholders from
 Net Investment Income...............      (0.32)          (0.69)          (0.20)         (0.28)
 Net Realized Gains..................      (0.12)          (0.02)          (0.60)         (0.01)
                                       ----------     ----------     -----------    -----------
 Total Distribution..................      (0.44)          (0.71)          (0.80)         (0.29)
                                       ----------     ----------     -----------    -----------
NET ASSET VALUE AT END OF PERIOD.....  $   10.68      $    10.47     $     13.66    $     14.71
                                       ==========     ==========     ===========    ===========
TOTAL RETURN (2).....................       6.26%          11.26%          (1.60)%        35.44%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.........  $8,914,795     $8,922,161     $26,850,022    $28,192,515
 Ratio of Operating Expenses to
   Average Net Assets................       1.85%(3)        1.53%           1.40%(3)         1.99%
 Ratio of Operating Expenses to
   Average Net Assets (4)............       2.10%(3)        3.41%           1.40%(3)         1.99%
 Ratio of Net Investment Income to
   Average Net Assets................       5.90%(3)        6.31%           2.62%(3)         2.38%
 Portfolio Turnover Rate.............      36.82%          99.68%          31.06%         75.68%
 Average Commission Rate (5).........        N/A             N/A     $    0.0559    $    0.0559

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income per share would have been as follows for the period ended March 31, 1998 and the period ended September 30, 1997, respectively: $0.30 and $0.47 for the Bond Fund; $0.18 and $0.13 for the Real Estate Securities Fund.

(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.

(3) Annualized.

(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.

(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                     SENECA FUNDS -- ADMINISTRATIVE SHARES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

                                                                                MID-CAP
                                                 GROWTH FUND                "EDGE"(SM) FUND
                                                 -----------                ---------------
                                           PERIOD          YEAR          PERIOD         YEAR
                                           ENDED           ENDED         ENDED          ENDED
                                         MARCH 31,     SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                            1998           1997           1998          1997
                                         ---------     -------------   ---------    -------------
NET ASSET VALUE AT BEGINNING OF
 PERIOD................................  $   16.28      $    13.63     $   16.49     $    14.94
                                         ----------     ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment (Loss) (1).............      (0.10)          (0.08)        (0.15)         (0.25)
 Net Realized and Unrealized Gain on
   Investments.........................       2.61            3.50          2.07           1.90
                                         ----------     ----------     ----------    ----------
 TOTAL FROM INVESTMENT
   OPERATIONS..........................       2.51            3.42          1.92           1.65
                                         ----------     ----------     ----------    ----------
Distributions to Shareholders from
 Net Investment Income.................         --              --            --             --
 Net Realized Gains....................      (1.23)          (0.77)        (1.85)         (0.10)
                                         ----------     ----------     ----------    ----------
 Total Distribution....................      (1.23)          (0.77)        (1.85)         (0.10)
                                         ----------     ----------     ----------    ----------
NET ASSET VALUE AT END OF PERIOD.......  $   17.56      $    16.28     $   16.56     $    16.49
                                         ==========     ==========     ==========    ==========
TOTAL RETURN (2).......................      16.77%          26.51%        14.66%         11.25%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period...........  $3,832,601     $6,013,427     $3,112,803    $2,419,475
 Ratio of Operating Expenses to Average
   Net Assets..........................       1.79%(3)        2.48%         2.70%(3)        2.37%
 Ratio of Operating Expenses to Average
   Net Assets(4).......................       1.79%(3)        2.63%         2.91%(3)        4.32%
 Ratio of Net Investment (Loss) to
   Average Net Assets..................      (0.55)%(3)       (0.62)%      (1.11)%(3)       (1.60)%
 Portfolio Turnover Rate...............      99.63%         145.69%       118.37%        283.60%
 Average Commission Rate(5)............  $  0.0597      $   0.0595     $  0.0597     $   0.0580

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1) Net investment loss is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment (loss) per share would have been as follows for the period ended March 31, 1998 and the period ended September 30, 1997, respectively: $(0.10) and $(0.09) for the Growth Fund; $(0.16) and $(0.55) for Mid-Cap "EDGE"(SM) Fund.

(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.

(3) Annualized.

(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                      SENECA FUNDS -- FINANCIAL HIGHLIGHTS
                             ADMINISTRATIVE SHARES
                                  (UNAUDITED)

                                                                       REAL ESTATE
                                                                     SECURITIES FUND
                                                                     ---------------
                                                                PERIOD            YEAR
                                                                ENDED             ENDED
                                                              MARCH 31,       SEPTEMBER 30,
                                                                 1998             1997
                                                              ---------       -------------
NET ASSET VALUE AT BEGINNING OF PERIOD......................  $   14.68        $    11.08
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (1)..................................       0.08              0.03
 Net Realized and Unrealized Gain on Investments............      (0.41)             3.78
                                                              ----------       ----------
 TOTAL FROM INVESTMENT OPERATIONS...........................      (0.33)             3.81
                                                              ----------       ----------
Distributions to Shareholders from Net investment income....      (0.15)            (0.20)
 Net realized gains.........................................      (0.60)            (0.01)
                                                              ----------       ----------
 Total distribution.........................................      (0.75)            (0.21)
                                                              ----------       ----------
NET ASSET VALUE AT END OF PERIOD............................  $   13.60        $    14.68
                                                              ==========       ==========
TOTAL RETURN (2)............................................      (2.15)%           34.54%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period................................  $2,563,766       $3,175,932
 Ratio of Operating Expenses to Average Net Assets..........       2.42%(3)          2.91%
 Ratio of Operating Expenses to Average Net Assets (4)......       2.42%(3)          3.79%
 Ratio of Net Investment Income to Average Net Assets.......       1.21%(3)          1.37%
 Portfolio Turnover Rate....................................      31.06%            75.68%
 Average Commission Rate (5)................................  $  0.0597        $   0.0559

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

 ** As of December 26, 1996, the Bond Administrative Shares merged with Bond
    Institutional Shares.

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the period ended March 31, 1998 and the period ended September 30, 1997 respectively,: $0.08 and $(0.04) for the Real Estate Securities Fund.

(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the advisor.

(3) Annualized.

(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.

(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

NOTE 1 -- ORGANIZATION

Seneca Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Delaware business trust on December 18, 1995 and was declared effective as of March 1, 1996. The Trust consists of four series: Seneca Growth Fund, Seneca Mid-Cap "EDGE"(SM) Fund, Seneca Bond Fund and Seneca Real Estate Securities Fund (individually, the "Fund," and collectively, the "Funds.") The Board of Trustees has authorized each Fund to issue two classes of common shares: Administrative Shares and Institutional Shares. As of December 26, 1996, the Bond Administrative Shares merged with the Bond Institutional Shares in a tax free transaction.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS: Equity securities traded on a national securities exchange are valued at their last sales price on the exchange on which they are traded most extensively; or if no sales are reported, at the mean between the most recent high bid and the most recent low asked quotations (the "Calculated Mean") on such exchange. Securities traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at the most recent sales price reported on such system on the valuation date or, if there are no sales reported, the Calculated Mean based on quotations reported on Nasdaq. Securities not quoted on Nasdaq but traded in an over-the-counter market will be valued at the most recent sale price if the sales price for any sales of the security on the valuation date are reported on such market or, if there are no such sales, the Calculated Mean based on quotations reported on such market. In each case, if there is no Calculated Mean, the value shall be the most recent bid quotation on the relevant market. Fixed income securities, other than those having a maturity of 60 days or less, are valued on the basis of quotes obtained from brokers or pricing services. Short-term investments having a maturity of 60 days or less will be valued at amortized cost. If, in the Investment Manager's opinion, the fair market value of an

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

investment cannot be determined pursuant to the foregoing procedures, the value will be an amount that, in the opinion of the Trustees, represents the fair market value determined based on all available information.

     REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed upon price. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Security pledged as collateral for the repurchase agreement are held by the Fund's Custodian until maturity date of the repurchase agreement. The Fund's risk is the ability of the seller to pay the agreed-upon price on delivery date. The Trustees have established criteria to evaluate the creditworthiness of parties with whom the Funds may enter into repurchase agreements. The Funds limit the repurchase agreements to securities issued by the United States Government, its agencies, and its instrumentalities. The market value of the underlying security throughout the term of the agreement will always equal or exceed the agreed-upon repurchase price.

     SECURITY TRANSACTIONS, INVESTMENT INCOME and EXPENSES: Investment security transactions are recorded as of trade date. Realized gains and losses on investment security sales are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded daily on an accrual basis. Fund expenses not directly attributable to a specific fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated between the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution or services provided to a particular class are allocated to that class. Investment income and realized and unrealized gains/losses are allocated between the classes on the basis of net assets of each class.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income on shares of the Seneca Bond Fund are determined at the class level and are declared and paid monthly. Dividends from net investment income on shares of the Seneca Real Estate Securities Fund are determined at the class level and are declared and paid quarterly. Dividends from net investment income on shares of the Seneca Growth Fund and Seneca Mid-Cap "EDGE"(SM) Fund are determined at the class level and are declared and paid annually. Each Fund distributes net realized capital gains, if any, at least annually.

FEDERAL INCOME TAXES: Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, losses deferred due to wash sales and excise tax regulations.

Income and capital gain distribution requirements are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatment for organizational expenses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid-in. Undistributed net investment income and accumulated net realized gain (loss) may include temporary book and tax basis differences which will reverse in a subsequent period.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 3 -- AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Management Agreement with GMG/Seneca Capital Management LP ("GMG/Seneca"), under which GMG/Seneca manages the investments of each Fund. For its services, GMG/Seneca receives a fee from each Fund at an annual percentage of the average daily net assets of each Fund. Such investment management fees are 0.70%, 0.80%, 0.50%, and 0.85% for the Growth Fund, Mid-Cap "EDGE"(SM) Fund, Bond Fund, and Real Estate Securities Fund, respectively.

On July 17, 1997, GMG/Seneca Capital Management LLC transferred its rights and obligations as investment manager of the Funds to GMG/Seneca, which was at that time owned by the same persons as then owned Seneca Capital Management LLC.

The Trust has a Distribution and Services Agreement (the "Agreement") with Genesis Merchant Group Securities LLC ("GMG Securities"),and Seneca Distributors LLC ("Seneca Distributors"), affiliates of GMG/Seneca, under which GMG Securities and Seneca Distributors serve as the distributors and principal underwriters of each Fund's shares. Pursuant to the Agreement, GMG Securities and Seneca Distributors receive an aggregate fee from each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Administrative Shares of each Fund.

The Trust has an Administrative Services Agreement with GMG/Seneca pursuant to which GMG/Seneca is responsible for the day-to-day administrative functions of the Trust. For these services, GMG/Seneca receives a fee from each Fund at an annual rate of 0.08% of the first $125 million, 0.06% of the next $125 million, and 0.04% thereafter, subject to certain minimums which GMG/Seneca has agreed to waive March 31, 1998. GMG/Seneca has entered into an agreement with State Street Bank & Trust Company ("State Street") to provide most of the administrative functions for the Trust.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

GMG/Seneca has agreed to voluntarily waive its Management and Administrative fees and reimburse other operating expenses of each Fund to the extent necessary to prevent the expenses for each Fund and class from exceeding the following percentages of average daily net assets:

                                             ADMINISTRATIVE   INSTITUTIONAL
                   FUND                          CLASS            CLASS
                   ----                      --------------   -------------
Seneca Growth Fund.........................       2.55%           1.95%
Seneca Mid-Cap "EDGE"(SM) Fund.............       2.70%           2.10%
Seneca Bond Fund...........................         --            1.85%
Seneca Real Estate Fund....................       3.05%           2.35%

For the period ended March 31, 1998 GMG/Seneca waived and reimbursed expenses as follows:

                         MANAGEMENT    ADMINISTRATIVE    EXPENSES
                         FEES WAIVED    FEES WAIVED     REIMBURSED    TOTAL
                         -----------   --------------   ----------    -----
Seneca Growth Fund.....     $--             $--          $    --     $    --
Seneca Mid-Cap
  "EDGE"(SM) Fund......      --              --            8,869       8,869
Seneca Bond Fund.......      --              --           11,476      11,476
Seneca Real Estate
  Fund.................      --              --               --          --

Each Trustee of the Trust who is not an interested person receives a fee of $2,500 for each regular, quarterly meeting attended and is reimbursed for expenses incurred in connection with such attendance. Effective July 1, 1997, the Independent Trustees receive an additional $2,500 quarterly retainer.

On October 15, 1997, the Trustees approved the appointment of Phoenix Equity Planning Corporation as transfer agent of the Seneca Funds.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 4 -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short term securities, for the Trust, for the year ended March 31, 1998 were as follows:

                          NON-                       NON-
                       GOVERNMENT    GOVERNMENT   GOVERNMENT    GOVERNMENT
                        PURCHASES    PURCHASES       SALES        SALES
                       -----------   ----------   -----------   ----------
Seneca Growth Fund...  $38,589,690   $      --    $43,585,395    $604,785
Seneca Mid-Cap
  "EDGE"(SM) Fund....   13,544,642          --     14,434,641          --
Seneca Bond Fund.....    2,228,112   1,038,288      2,655,729     668,326
Seneca Real Estate
  Securities Fund....   10,241,000          --      9,197,792          --

NOTE 5 -- ORGANIZATION COSTS

     The Trust bears all costs in connection with its organization. The organization costs are amortized on a straight-line basis over a period of sixty months from the commencement of investment operations. The costs associated with state registration of shares will be amortized on a straight-line basis over a period of twelve months. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization and state registration costs.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the period from commencement of investment operations through March 31, 1998 are as follows:

GROWTH FUND (1)

                                                         YEAR ENDED
                              PERIOD ENDED           SEPTEMBER 30, 1997
                             MARCH 31, 1998       ------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT
                         --------   -----------   ---------   ------------
INSTITUTIONAL SHARES
  Shares sold..........   118,627   $ 1,911,475   1,193,698   $ 16,740,404
  Shares issued upon
    reinvestment of
    dividends..........   175,598     2,655,713      83,095      1,095,100
  Shares redeemed......  (260,866)   (4,189,539)   (142,301)    (2,144,300)
                         --------   -----------   ---------   ------------
  Net increase.........    33,359   $   377,649   1,134,492   $ 15,691,204
                         ========   ===========   =========   ============

                                                         YEAR ENDED
                              PERIOD ENDED           SEPTEMBER 30, 1997
                             MARCH 31, 1998       ------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT
                         --------   -----------   ---------   ------------
ADMINISTRATIVE SHARES
  Shares sold..........    34,376   $   551,718     410,550   $  5,770,465
  Shares issued upon
    reinvestment of
    dividends..........    30,397       454,435       1,364         17,844
  Shares redeemed......  (215,994)   (3,281,436)    (76,718)    (1,114,710)
                         --------   -----------   ---------   ------------
  Net increase
    (decrease).........  (151,221)  $(2,275,283)    335,196   $  4,673,599
                         ========   ===========   =========   ============

---------------
(1) Fund commenced investment operations on March 8, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)

MID-CAP "EDGE"(SM) FUND (1)

                                                         YEAR ENDED
                              PERIOD ENDED           SEPTEMBER 30, 1997
                             MARCH 31, 1998       ------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT
                         --------   -----------   ---------   ------------
INSTITUTIONAL SHARES
  Shares sold..........    52,697   $   782,788     403,926   $  5,517,592
  Shares issued upon
    reinvestment of
    dividends..........    84,042     1,090,132       7,844        109,284
  Shares redeemed......  (112,483)   (1,577,860)   (337,764)    (4,917,052)
                         --------   -----------   ---------   ------------
  Net increase.........    24,256   $   295,060      74,006   $    709,824
                         ========   ===========   =========   ============

                                                         YEAR ENDED
                              PERIOD ENDED           SEPTEMBER 30, 1997
                             MARCH 31, 1998       ------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT
                         --------   -----------   ---------   ------------
ADMINISTRATIVE SHARES
  Shares sold..........    45,435   $   691,630     291,421   $  4,064,517
  Shares issued upon
    reinvestment of
    dividends..........    22,073       286,061         851         11,875
  Shares redeemed......   (26,210)     (382,957)   (236,289)    (3,238,210)
                         --------   -----------   ---------   ------------
  Net increase.........    41,298   $   594,734      55,983   $    838,182
                         ========   ===========   =========   ============

---------------
(1) Fund commenced investment operations on March 8, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)

BOND FUND (2)

                                                         YEAR ENDED
                              PERIOD ENDED           SEPTEMBER 30, 1997
                             MARCH 31, 1998       ------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT
                         --------   -----------   ---------   ------------
INSTITUTIONAL SHARES
  Shares sold..........    97,386   $ 1,036,796     496,127   $  5,079,683
  Shares issued upon
    reinvestment of
    dividends..........    30,776       327,973      45,088        460,532
  Shares redeemed......  (145,324)   (1,547,172)   (101,560)    (1,048,447)
                         --------   -----------   ---------   ------------
  Net increase
    (decrease).........   (17,160)  $  (182,403)    463,359   $  4,742,193
                         ========   ===========   =========   ============

REAL ESTATE SECURITIES FUND (4)

                                                         YEAR ENDED
                              PERIOD ENDED           SEPTEMBER 30, 1997
                             MARCH 31, 1998       ------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT
                         --------   -----------   ---------   ------------
INSTITUTIONAL SHARES
  Shares sold..........    71,091   $ 1,001,456   2,618,177   $ 32,751,944
  Shares issued upon
    reinvestment of
    dividends..........    98,940     1,343,241      31,702        424,162
  Shares redeemed......  (120,623)   (1,657,072)   (830,654)   (10,635,920)
                         --------   -----------   ---------   ------------
  Net increase.........    49,408   $   687,625   1,819,225   $ 22,540,186
                         ========   ===========   =========   ============

---------------
(2) Fund commenced investment operations on March 7, 1996.
(4) Fund commenced investment operations on March 12, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998
                                  (CONTINUED)
                                  (UNAUDITED)

                              PERIOD ENDED               YEAR ENDED
                             MARCH 31, 1998          SEPTEMBER 30, 1997
                         ----------------------   ------------------------
                          SHARES      AMOUNT       SHARES        AMOUNT
                         --------   -----------   ---------   ------------
ADMINISTRATIVE SHARES
  Shares sold..........    22,536   $   320,304     262,586   $  3,366,423
  Shares issued upon
    reinvestment of
    dividends..........    10,321       139,490       2,082         27,973
  Shares redeemed......   (60,821)     (829,896)    (68,344)      (895,219)
                         --------   -----------   ---------   ------------
  Net increase
    (decrease).........   (27,964)  $  (370,100)    196,324   $  2,499,177
                         ========   ===========   =========   ============

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

     At March 31, 1998, certain shareholders were record owners of more than 10% of total outstanding shares of the following Funds:

                                       NUMBER OF      PERCENTAGE OF
        NAME OF PORTFOLIO             SHAREHOLDERS    SHARES OWNED
        -----------------             ------------    -------------
Real Estate Securities Fund.......      2               27%

NOTE 8 -- SUBSEQUENT EVENTS

On June 18, 1997, the owners of GMG/Seneca entered into an agreement with Phoenix Duff & Phelps Corporation ("Phoenix") for the sale of a majority of the equity interests in GMG/Seneca to Phoenix. Closing of the purchase is conditioned upon approval by the shareholders of the Seneca Funds of the "change of control" that would result, and upon execution of new investment management, investment sub-advisory and underwriting agreements. Proxy materials for the shareholder meeting were prepared and distributed in January, 1998, and in March shareholders of each of the series of the Seneca Funds voted to approve the change of control. Closing of the purchase will occur shortly after the effectiveness of a post-effective amendment containing definitive disclosure of these and other, related changes. At that time, which is expected to be July, 1998 the name of the funds would change to "Phoenix Seneca Funds".

LOGO
Seneca Funds
c/o State Street Bank & Trust Company
P.O. Box 8301
Boston, MA 02266-8301

Telephone: 1-800-990-9331
Facsimile: 1-617-774-3245

http://www.senecafunds.com